Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 8,788,000	$ 13,653,000
Interest bearing deposits with banks	859,000	865,000
Federal funds sold	30,000,000	18,725,000
Total cash and cash equivalents	39,647,000	33,243,000
Interest-bearing time deposits	9,515,000	8,270,000
Securities available for sale, at fair value	98,361,000	100,226,000
Securities-held to maturity	5,000	6,000
Loans, net	298,865,000	300,603,000
Loans held for sale	1,673,000	1,608,000
Federal Home Loan Bank stock, at cost	1,550,000	2,241,000
Foreclosed real estate	567,000	78,000
Premises and equipment	10,238,000	10,208,000
Accrued interest receivable	1,538,000	1,580,000
Cash value of life insurance	6,002,000	6,161,000
Goodwill	5,386,000	5,386,000
Other assets	3,577,000	3,151,000
Total Assets	476,924,000	472,761,000
Deposits:
Noninterest-bearing	74,213,000	73,042,000
Interest-bearing	342,034,000	339,594,000
Total deposits	416,247,000	412,636,000
Accrued interest payable	94,000	127,000
Accrued expenses and other liabilities	2,169,000	2,765,000
Total liabilities	418,510,000	415,528,000
EQUITY
Preferred stock of $.01 par value per share Authorized 1,000,000 shares; none issued	0	0
Common stock of $.01 par value per share Authorized 5,000,000 shares; issued 3,182,916 shares, (3,164,416 in 2014); outstanding 2,759,002 shares, (2,740,502 in 2014)	32,000	32,000
Additional paid-in capital	24,766,000	24,313,000
Retained earnings-substantially restricted	41,768,000	40,229,000
Unearned stock compensation	(415,000)	0
Accumulated other comprehensive income	411,000	800,000
Less treasury stock, at cost - 423,914 shares	(8,253,000)	(8,253,000)
Total First Capital, Inc. stockholders' equity	58,309,000	57,121,000
Noncontrolling interest in subsidiary	105,000	112,000
Total equity	58,414,000	57,233,000
Total Liabilities and Equity	$ 476,924,000	$ 472,761,000